SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Life reinsurance in force
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	19,383,794	18,764,660	17,632,050
Assumed from other companies	[1]	453,373,378	398,443,383	359,376,352
Net amount	[1]	$ 433,989,584	$ 379,678,723	$ 341,744,302
Percentage of amount assumed to net	[1]	104.00%	105.00%	105.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 318,058	$ 269,691	$ 275,923
Ceded to other companies		969,381	540,194	397,860
Assumed from other companies		7,607,845	6,807,329	6,647,155
Net premiums earned		$ 6,956,522	$ 6,536,826	$ 6,525,218
Percentage of amount assumed to net		109.00%	104.00%	102.00%
Life
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		24,519	23,522	22,559
Assumed from other companies		1,620,130	1,483,298	1,427,723
Net premiums earned		$ 1,595,611	$ 1,459,776	$ 1,405,164
Percentage of amount assumed to net		102.00%	102.00%	102.00%
Accident and health
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		0	0	0
Assumed from other companies		31,355	22,521	61,998
Net premiums earned		$ 31,355	$ 22,521	$ 61,998
Percentage of amount assumed to net		100.00%	100.00%	100.00%
Property and casualty
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[2]	$ 318,058	$ 269,691	$ 275,923
Ceded to other companies	[2]	944,862	516,672	375,301
Assumed from other companies	[2]	5,956,360	5,301,510	5,157,434
Net premiums earned	[2]	$ 5,329,556	$ 5,054,529	$ 5,058,056
Percentage of amount assumed to net	[2]	112.00%	105.00%	102.00%

[1]	Life reinsurance in force excludes products that do not pass risk transfer.
[2]	P&C includes Specialty and U.S. health premiums.